Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Operating lease cost	$ 209,327	$ 163,195	$ 368,058
Short-term lease cost	$ 53,907	$ 39,057	2,344
weighted average remaining lease term	3 years 10 months 24 days	3 years 7 months 6 days
weighted average discount rate	4.70%	4.40%
Lessee operating lease, lease not yet commenced contract value	$ 22,321
General and Administrative Expense [Member] | Selected Learning Centre [Member]
Impairment losses on operating lease right of use assets	$ 0		$ 19,580